Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following summarizes the stock option activity, which reflects the conversion of the options granted under the 2017 Plan into awards with respect to the Company Class A common stock in connection with the consummation of the Business Combination (in thousands, except share and per share amounts):

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance at December 31, 2020	32,339,970	$0.54	7.82	$159,899
Options granted	3,474,905	$7.29
Options exercised	(2,248,705)	$0.61
Options forfeited and canceled	(2,660,627)	$1.16
Balance at December 31, 2021	30,905,543	$1.24	6.80	$109,887
Options exercisable at December 31, 2021	22,930,309	$0.45	6.08	$92,974

Schedule of Valuation Assumptions
The fair value of the stock option awards for the period ended December 31, 2021, and as of December 31, 2020, and 2019 were estimated using the Black-Scholes option pricing model with the following assumptions:

	2021	2020	2019
Expected volatility	49.60%-67.70%	65.80%	60.00%
Weighted-average expected volatility	66.15%	65.80%	60.00%
Expected term (in years)	5.00-6.06	0.50–1.49	3.00–5.00
Risk-free interest rate	0.71%-1.26%	0.10%	1.40%–1.43%
Dividend yield	—	—	—
Fair value of Class A common stock	$7.62-$11.60	$5.49	$0.77

Schedule of Restricted Stock Units	The following table summarizes the activity related to the Company's time-based RSUs:

	Restricted Stock Units Outstanding	Weighted Average Grant Date Fair Value Per Unit
Balance at December 31, 2020	—	—
Restricted Stock Units granted	14,250,909	$7.55
Restricted Stock Units vested	(1,466,010)	$6.75
Restricted Stock Units forfeited	(195,341)	$7.62
Balance at December 31, 2021	12,589,558	$7.64

Summary of Stock-Based Compensation Expense
Stock-based compensation expense is included within the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
		(Restated)(1)
Cost of services	$22,567	$12,942	$710
Research and development	47,183	26,650	1,281
Selling and marketing	29,110	11,755	650
General and administrative	120,561	68,884	2,841
Total stock-based compensation expense	$219,421	$120,231	$5,482
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(1)Refer to Note 2, “Summary of Significant Accounting Policies.” for further details and discussions.